Operating Expenses - Summary of General Administration Expenses (Details) - EUR (€) € in Thousands	2 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 30, 2021	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization		€ (29,021)	€ (25,872)	€ (83,413)	€ (81,261)
Other		(1,673)		(1,810)	1,669
General administration expenses	€ (25,130)	(31,039)	(52,628)	(171,388)	(86,589)
General Administration Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization		(4,308)	(9,072)	(13,196)	(16,238)
Personnel costs		(18,041)	(15,061)	(113,905)	(41,267)
Insurance		(938)	(795)	(2,965)	(2,703)
IT & Consulting		(3,881)	(16,269)	(24,257)	(24,902)
Other		€ (3,871)	€ (11,431)	€ 17,066	€ (1,479)